UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07838
American Select Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	11/30/05

Date of reporting period:	2/28/05

Item 1: Schedule of Investments

American Select Portfolio

February 28, 2005

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) — 6.1%
Fixed Rate — 6.1%
FHLMC, 5.50%, 1/1/18	01/06/03	3,658,385	3,775,116	3,754,417
FHLMC, 7.50%, 12/1/29	01/25/00	610,559	599,102	652,919
FNMA, 5.00%, 11/1/17	10/16/02	1,702,263	1,711,591	1,717,686
FNMA, 6.50%, 6/1/29	05/17/99	2,000,702	1,987,119	2,086,972
FNMA, 7.50%, 5/1/30	05/09/00	167,676	162,031	179,309
FNMA, 8.00%, 5/1/30	05/09/00	41,065	40,545	44,350

Total U.S. Government Agency Mortgage-Backed Securities			8,275,504	8,435,653

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Corporate Note — 3.7%
Adjustable Rate (e) — 3.7%
Stratus Properties, 6.90%, 1/1/08	12/28/00	5,000,000	5,000,000	5,200,000

Description of Security	Date Acquired	Par Value		Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Whole Loans and Participation Mortgages (c), (d), (e) — 125.4%
Commercial Loans — 41.5%
12000 Aerospace, 5.43%, 1/1/10	12/22/04	5,200,000		5,200,000	5,278,328
7 Broadway, 5.80%, 1/1/08	12/17/04	4,194,534		4,194,534	4,304,796
Advanced Circuits and Hopkins II Business Center, 5.38%, 12/1/05	11/08/01	2,070,614	(b)	2,070,613	2,070,614
Best Buy, 8.63%, 1/1/11	12/29/00	1,843,678		1,843,678	1,935,862

Career Education Corporation, 7.50%, 6/1/07	05/15/02	3,300,575	(b)	3,300,575	3,399,592
Career Education Corporation II, 7.48%, 6/1/07	09/01/04	358,623		358,623	369,381
Landmark Bank Center, 5.85%, 7/1/09	10/01/04	4,813,437		4,813,437	4,944,873
Northlynn Plaza, 7.65%, 9/1/12	08/22/02	3,873,636	(b)	3,873,636	4,067,318
Oxford Mall, 5.75%, 10/1/06	09/24/04	5,175,000		5,175,000	5,011,168
Peony Promenade, 6.93%, 6/1/13	05/12/03	5,124,629	(b)	5,124,629	5,380,860
Point Plaza, 8.43%, 1/1/11	04/19/04	6,149,712	(b)	6,149,712	5,976,544
Poway Library Plaza, 7.40%, 1/1/10	12/19/02	2,918,946	(b)	2,918,946	3,064,893
Town Square #6, 7.40%, 9/1/12	08/02/02	3,964,595	(b)	3,964,595	4,162,825
Victory Packaging, 8.53%, 1/1/12	12/20/01	2,520,386	(b)	2,520,386	2,646,405
Westlake Parkway Industrial, 5.82%, 1/1/06	12/29/04	5,000,000		5,000,000	5,000,000
				56,508,364	57,613,459

Multifamily Loans — 83.9%
Briarhill Apartments I, 6.90%, 9/1/15	08/11/03	4,752,072	(b)	4,752,072	4,989,675
Briarhill Apartments II, 6.88%, 9/1/15	08/11/03	757,727		757,727	794,036
Casa del Vista Apartments, 8.40%, 1/1/08	12/15/00	2,911,879	(b)	2,911,879	2,999,235
Castle Arms Apartments, 8.00%, 4/1/06	03/19/99	908,123		908,123	926,286
Centre Court, White Oaks, and Green Acres Apartments, 8.65%, 1/1/09	12/30/98	3,786,331	(b)	3,786,331	3,937,784
Churchill Park Apartments I, 6.53%, 2/1/06	12/23/02	8,650,000	(b)	8,650,000	8,736,500
Churchill Park Apartments II, 9.88%, 2/1/06	12/23/02	375,000		375,000	354,365
Colonia Tepeyac Apartments I, 5.43%, 12/1/06	12/03/03	5,744,000		5,744,000	5,858,880
Colonia Tepeyac Apartments II, 14.88%, 12/1/06	12/03/03	718,000		718,000	699,691
EI Conquistador Apartments, 7.65%, 4/1/09	03/24/99	2,722,767	(b)	2,722,767	2,858,906
Forest Hills Apartments, 5.98%, 2/1/08	02/01/05	7,300,000		7,300,000	7,519,000
Greenwood Residences, 7.63%, 4/1/08	03/12/98	2,217,627	(b)	2,217,627	2,306,332
Hidden Colony Apartments, 7.90%, 6/1/08	03/22/94	2,872,412	(b)	2,852,235	2,987,308
Hunter’s Meadow, 7.80%, 8/1/12	07/02/02	6,292,492		6,292,492	6,607,116
Lakeside Village Apartments I, 5.40%, 6/1/07	05/19/04	3,700,000		3,700,000	3,769,516
Lakeside Village Apartments II, 14.88%, 6/1/07	05/19/04	460,000		460,000	443,921
Lakeville Apartments, 7.88%, 5/1/08	04/24/98	2,263,260	(b)	2,263,260	2,353,791
Lambert Gardens Apartments, 6.88%, 2/1/08	01/17/03	4,415,802	(b)	4,415,802	4,548,276
Parkside Apartments, 5.43%, 5/1/08	04/14/03	6,575,000		6,575,000	6,691,213
Pueblos of Scottsdale, 5.65%, 10/1/07	10/01/04	3,500,000		3,500,000	3,500,000
Revere Apartments, 7.28%, 5/1/09	04/22/99	1,215,668	(b)	1,215,668	1,276,451
RP - Urban Partners, 5.99%, 3/1/10	02/23/05	5,000,000		5,000,000	4,325,885
Sheridan Ponds Apartments, 6.43%, 7/1/13	06/05/03	7,085,006	(b)	7,085,006	6,938,657
Signature Park Apartments, 9.90%, 12/1/07	11/14/02	4,725,000		4,725,000	4,365,196
Summit Chase Apartments I, 5.43%, 5/1/06	04/15/03	8,200,000		8,200,000	8,364,000
Summit Chase Apartments II, 9.88%, 5/1/06	04/15/03	1,647,000		1,647,000	1,318,721
The Oaks of Lake Bluff Apartments, 8.40%, 2/1/06	01/24/01	3,754,130	(b)	3,754,130	3,791,672
Valle Sereno Apartments, 5.74%, 3/1/07	02/09/05	3,700,000		3,700,000	3,718,500
Wildwood Condominiums Land, 6.40%, 7/1/05	12/22/04	2,700,000		2,700,000	2,363,653

Woodstock Apartments I, 4.43%, 1/1/06	12/06/01	8,300,000	8,300,000	6,387,853
Woodstock Apartments II, 8.88%, 1/1/06	12/06/01	1,000,000	1,000,000	700,000
			118,229,119	116,432,417

Total Whole Loans and Participation Mortgages
			174,737,483	174,045,876

Total Investments in Unaffiliated Securities			188,012,987	187,681,529

Description of Security	Date Acquired	Shares/ Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Affiliated Money Market Fund (f) — 2.6%
First American Prime Obligations Fund, Class Z	10/21/04	3,618,351	3,618,351	3,618,351

Total Investments in Securities (g) — 137.8%
			191,631,338	191,299,880

See accompanying Notes to Investments in Securities

Notes to Schedule of Investments:

(a)   Security valuations for the fund’s investments (other than whole loans) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at “fair value” according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (USBAM) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages and mortgage servicing rights are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage  servicing rights can only be determined in a negotiation between the fund and third parties. As of February 28, 2005 the fund held fair valued securities with a value of $179,245,876 or 129.2% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each month.

(b)  On February 28, 2005, securities valued at $86,929,291 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate		Due	Accrued Interest	Name of Broker and Description of Collateral

$6,980,998	2/10/05	2.62	*	3/11/05	$13,338	(1)

$38,724,890	2/15/05	3.47	*	3/15/05	$52,182	(2)

$5,000,000	2/22/05	3.50	*	3/15/05	$3,398	(2)

$2,000,000	2/25/05	3.57	*	3/15/05	$792	(2)

$52,705,888					$69,710

* Interest rate as of February 28, 2005.  Rate is based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)   Morgan Stanley:

FHLMC, 5.50%, 1/1/18, $3,658,385 par

FHLMC, 7.50%, 12/1/29, $610,559 par

FNMA, 5.00%, 11/1/17, $1,702,263 par

FNMA, 6.50%, 6/1/29, $2,000,702 par

FNMA, 7.50%, 5/1/30, $167,676 par

FNMA, 8.00%, 5/1/30, $41,065 par

(2)   Morgan Stanley:

Advanced Circuits and Hopkins II Business Center, 5.38%, 12/1/05, $2,070,614 par

Briarhill Apartments I, 6.90%, 9/1/15, $4,752,072 par

Career Education Corporation, 7.50%, 6/1/07, $3,300,575 par

Casa del Vista Apartments, 8.40%, 1/1/08, $2.911,879 par

Centre Court, White Oaks, and Green Acres Apartments, 8.65%, 1/1/09, $3,786,331 par

Churchill Park Apartments I, 6.53%, 2/1/06, $8,650,000 par

El Conquistador Apartments, 7.65%, 4/1/09, $2,722,767 par

Greenwood Residences, 7.63%, 4/1/08, $2,217,627 par

Hidden Colony Apartments, 7.90%, 6/1/08, $2,872,412 par

Lakeville Apartments, 7.88%, 5/1/08, $2,263,260 par

Lambert Gardens Apartments, 6.88%, 2/1/08, $4,415,802 par

Northlynn Plaza, 7.65%, 9/1/12, $3,873,636 par

Peony Promenade, 6.93%, 6/1/13, $5,124,629 par

Point Plaza, 8.43%, 1/1/11, $6,149,712 par

Poway Library Plaza, 7.0%, 1/1/10, $2,918,946 par

Revere Apartments, 7.28%, 5/1/09, $1,215,668 par

Sheridan Ponds Apartments, 6.43%, 7/1/13, $7,085,006 par

The Oaks of Lake Bluff Apartments, 8.40%, 2/1/06, $3,754,130 par

Town Square #6, 7.40%, 9/1/12, $3,964,595 par

Victory Packaging, 8.53%, 1/1/12, $2,520,386 par

The Fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the Fund to enter into reverse repurchase agreements up to $50,000,000 using whole loans as collateral.  The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $50,000,000 lending commitment.

(c)   Interest rates on commercial and multifamily loans are the rates in effect on February 28, 2005.

(d)  Commercial and multifamily loans are described by the name of the mortgaged property. The geographical location of the mortgaged properties is presented below.

Commercial Loans:

12000 Aerospace – Clear Lake , TX

7 Broadway Place – Albuquerque, NM

Advanced Circuits and Hopkins II Business Center – Hopkins, MN

Best Buy – Fullerton, CA

Career Education Corporation – Orlando, FL

Career Education Corporation II – Orlando, FL

Landmark Bank Center – Euless, TX

Northlynn Plaza – Lynnwood, WA

Oxford Mall – Oxford, MS

Peony Promenade – Plymouth, MN

Point Plaza – Tumwater, WA

Poway Library Plaza – Poway, CA

Town Square #6 – Olympia, WA

Victory Packaging  – Phoenix, AZ

Westlake Parkway Industrial – Atlanta, GA

Multifamily Loans:

Briarhill Apartments I – Eden Prairie, MN

Briarhill Apartments II – Eden Prairie, MN

Casa del Vista Apartments – Carson City, NV

Castle Arms Apartments – Austin, TX

Centre Court, White Oaks, and Green Acres Apartments – North Canton and Massillon, OH

Churchill Park Apartments I – San Antonio, TX

Churchill Park Apartments II – San Antonio, TX

Colonia Tepeyac Apartments I – Dallas, TX

Colonia Tepeyac Apartments II – Dallas, TX

Cypress Village Apartments – Buena Park, CA

El Conquistador Apartments – Tucson, AZ

Forest Hills Apartments – Hickory, NC

Greenwood Residences – Miton, WA

Hidden Colony Apartments – Doraville, GA

Hunters Meadow  – Colorado Springs, CO

Lakeside Village Apartments I – Oklahoma City, OK

Lakeside Village Apartments II – Oklahoma City, OK

Lakeville Apartments – Lakeville, MN

Lambert Gardens Apartments – Portland, OR

Parkside Apartments – Moreno Valley, CA

Pueblos of Scotsdale – Scottsdale, AZ

Revere Apartments – Revere, MA

RP-Urban Partners – Oxnard, CA

Sheridan Ponds Apartments – Tulsa, OK

Signature Park Apartments – Bryan, TX

Summit Chase Apartments I – Coral Springs, FL

Summit Chase Apartments II – Coral Springs, FL

The Oaks of Lake Bluff Apartments – Lake Bluff, IL

Valle Sereno Apartments – El Paso, TX

Wildwood Condominiums – Atlanta, GA

Woodstock Apartments I – Dallas, TX

Woodstock Apartments II – Dallas, TX

(e)   Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid.

(f)    Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management which also serves as advisor for the Fund.

(g)  On February 28, 2005, the cost of investments in securities for federal income tax purposes was $191,631,338. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$4,138,308
Gross unrealized depreciation	(4,469,766)
Net unrealized depreciation	$(331,458)

Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  April 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date:  April 29, 2005